Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 180,004	$ 98,750
Account and financing receivables, net		78,383	86,801
Fixed assets, net		186,758	200,561
Total assets	[1]	1,319,490	1,124,759
Operating Segments [Member] | Sogou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		185,175	694,207
Account and financing receivables, net		145,401	72,117
Fixed assets, net		147,495	139,209
Total assets	[1]	1,462,844	1,321,036
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		454,534	571,139
Account and financing receivables, net		57,389	91,636
Fixed assets, net		170,745	189,947
Total assets	[1]	1,965,484	1,922,023
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0	0
Account and financing receivables, net		0	(86)
Fixed assets, net		0	0
Total assets	[1]	(1,449,309)	(978,579)
Cash and cash equivalents		819,713	1,364,096
Account and financing receivables, net		281,173	250,468
Fixed assets, net		504,998	529,717
Total assets		$ 3,298,509	$ 3,389,239

[1]	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.